PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of property, plant and equipment
Opening balance	$ 476,648
Add: additions purchased during the year	2,385
Depreciation, property, plant and equipment	(303,749)	$ (307,828)	$ (262,510)
Closing balance	175,284	476,648
Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	241,836
Depreciation, property, plant and equipment	(145,844)
Closing balance	95,992	241,836
Computer equipment
Reconciliation of property, plant and equipment
Opening balance	83,887
Add: additions purchased during the year	2,385
Depreciation, property, plant and equipment	(39,930)
Closing balance	46,342	83,887
Office equipment
Reconciliation of property, plant and equipment
Opening balance	1,759
Depreciation, property, plant and equipment	(1,002)
Closing balance	757	1,759
Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	149,166
Depreciation, property, plant and equipment	(116,973)
Closing balance	32,193	149,166
At cost
Reconciliation of property, plant and equipment
Opening balance	3,283,541	3,049,462
Add: additions purchased during the year	2,385	234,799
Disposals, property, plant and equipment		(720)
Closing balance	3,285,926	3,283,541	3,049,462
At cost | Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	1,451,389
Closing balance	1,451,389	1,451,389
At cost | Computer equipment
Reconciliation of property, plant and equipment
Opening balance	607,165
Closing balance	609,550	607,165
At cost | Office equipment
Reconciliation of property, plant and equipment
Opening balance	167,564
Closing balance	167,564	167,564
At cost | Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	462,797
Closing balance	462,797	462,797
Accumulated depreciation
Reconciliation of property, plant and equipment
Opening balance	(2,806,893)	(2,499,323)
Disposals, property, plant and equipment		258
Depreciation, property, plant and equipment	(303,749)	(307,828)
Closing balance	(3,110,642)	(2,806,893)	$ (2,499,323)
Accumulated depreciation | Laboratory equipment
Reconciliation of property, plant and equipment
Opening balance	(1,209,553)
Closing balance	(1,355,397)	(1,209,553)
Accumulated depreciation | Computer equipment
Reconciliation of property, plant and equipment
Opening balance	(523,278)
Closing balance	(563,208)	(523,278)
Accumulated depreciation | Office equipment
Reconciliation of property, plant and equipment
Opening balance	(165,805)
Closing balance	(166,807)	(165,805)
Accumulated depreciation | Leasehold improvements
Reconciliation of property, plant and equipment
Opening balance	(313,631)
Closing balance	$ (430,604)	$ (313,631)